ORGANIZATION AND BASIS OF PRESENTATION (Details) (USD $)	0 Months Ended
	Dec. 27, 2013	Oct. 29, 2013	Dec. 31, 2013	Dec. 26, 2013	Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Reverse Stock Split, Conversion Ratio	0.20
Share capital, shares authorized	51,000,000			251,000,000
Common stock, shares authorized	50,000,000		50,000,000		50,000,000
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Issuance of common stock for cash, net of offering costs, shares		3,333,338
Stock price per share		$ 3.00
Proceeds from issuance of private placement		$ 10,000,000